Outstanding Loans and Leases - Past Due (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 5,918,000,000	$ 7,405,000,000
60-89 Days Past Due	2,749,000,000	3,439,000,000
90 Days or More Past Due	19,754,000,000	28,263,000,000
Total Past Due 30 Days or More	28,421,000,000	39,107,000,000
Total Current or Less Than 30 Days Past Due	823,520,000,000	853,819,000,000
Carrying value gross of valuation allowance	20,769,000,000	25,265,000,000
Loans and leases, measured at fair value	8,681,000,000	10,042,000,000
Total Outstandings	881,391,000,000	928,233,000,000
Percentage outstanding, 30-59 days past due	0.67%	0.80%
Percentage outstanding, 60-90 days past due	0.31%	0.37%
Percentage outstanding, Equal to Greater than 90 days past due	2.24%	3.04%
Percentage outstanding, 30 days or more past due	3.22%	4.21%
Percentage outstanding, current or less than 30 days past due	93.44%	91.99%
Percentage outstanding, purchase credit-impaired	2.36%	2.72%
Percentage outstanding, loans accounted for under the fair value option	0.98%	1.08%
Percentage outstanding, total outstanding	100.00%	100.00%
Federal National Mortgage Association Certificates and Obligations (FNMA) and Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) | Residential Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Unpaid Principal Balance of Loans Covered by Protection Agreements	17,200,000,000	28,200,000,000
Nonperforming Financing Receivable | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Current or Less Than 30 Days Past Due	27,000,000	33,000,000
Consumer Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	5,246,000,000	6,712,000,000
60-89 Days Past Due	2,492,000,000	3,159,000,000
90 Days or More Past Due	19,012,000,000	27,533,000,000
Total Past Due 30 Days or More	26,750,000,000	37,404,000,000
Total Current or Less Than 30 Days Past Due	438,974,000,000	467,117,000,000
Carrying value gross of valuation allowance	20,769,000,000	25,265,000,000
Loans and leases, measured at fair value	2,077,000,000	2,164,000,000
Total Outstandings	488,570,000,000	531,950,000,000
Consumer Portfolio Segment | Residential Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases, measured at fair value	1,900,000,000	2,000,000,000
Consumer Portfolio Segment | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and leases, measured at fair value	196,000,000	147,000,000
Consumer Portfolio Segment | Carrying Value
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	486,493,000,000	529,786,000,000
Consumer Portfolio Segment | Estimate of Fair Value Measurement
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	2,077,000,000	2,164,000,000
Consumer real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Carrying value gross of valuation allowance	20,769,000,000	25,265,000,000
Consumer real estate | Core Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1,847,000,000	2,151,000,000
60-89 Days Past Due	700,000,000	754,000,000
90 Days or More Past Due	5,561,000,000	7,188,000,000
Total Past Due 30 Days or More	8,108,000,000	10,093,000,000
Total Current or Less Than 30 Days Past Due	154,112,000,000	167,243,000,000
Total Outstandings	162,220,000,000	177,336,000,000
Consumer real estate | Core Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	218,000,000	243,000,000
60-89 Days Past Due	105,000,000	113,000,000
90 Days or More Past Due	744,000,000	693,000,000
Total Past Due 30 Days or More	1,067,000,000	1,049,000,000
Total Current or Less Than 30 Days Past Due	50,820,000,000	53,450,000,000
Total Outstandings	51,887,000,000	54,499,000,000
Consumer real estate | Legacy Assets and Servicing Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2,008,000,000	2,758,000,000
60-89 Days Past Due	1,060,000,000	1,412,000,000
90 Days or More Past Due	10,513,000,000	16,746,000,000
Total Past Due 30 Days or More	13,581,000,000	20,916,000,000
Total Current or Less Than 30 Days Past Due	25,244,000,000	31,142,000,000
Carrying value gross of valuation allowance	15,152,000,000	18,672,000,000
Total Outstandings	38,825,000,000	52,058,000,000
Consumer real estate | Legacy Assets and Servicing Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	374,000,000	444,000,000
60-89 Days Past Due	174,000,000	221,000,000
90 Days or More Past Due	1,166,000,000	1,292,000,000
Total Past Due 30 Days or More	1,714,000,000	1,957,000,000
Total Current or Less Than 30 Days Past Due	26,507,000,000	30,623,000,000
Carrying value gross of valuation allowance	5,617,000,000	6,593,000,000
Total Outstandings	28,221,000,000	32,580,000,000
Consumer real estate | Pay option | Legacy Assets and Servicing Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	3,200,000,000	4,400,000,000
Consumer real estate | Fully Insured Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2,100,000,000	2,500,000,000
60-89 Days Past Due	1,100,000,000	1,200,000,000
90 Days or More Past Due	11,400,000,000	17,000,000,000
Consumer real estate | Fully Insured Loans | Core Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	52,990,000,000	69,712,000,000
Consumer real estate | Fully Insured Loans | Core Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	0	0
Consumer real estate | Fully Insured Loans | Legacy Assets and Servicing Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	11,980,000,000	17,535,000,000
Consumer real estate | Fully Insured Loans | Legacy Assets and Servicing Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	0	0
Consumer real estate | Nonperforming Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	392,000,000	623,000,000
60-89 Days Past Due	332,000,000	410,000,000
Total Current or Less Than 30 Days Past Due	3,600,000,000	5,900,000,000
Consumer real estate | Carrying Value | Core Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	162,220,000,000	177,336,000,000
Consumer real estate | Carrying Value | Core Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	51,887,000,000	54,499,000,000
Consumer real estate | Carrying Value | Legacy Assets and Servicing Portfolio, Residential Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	53,977,000,000	70,730,000,000
Consumer real estate | Carrying Value | Legacy Assets and Servicing Portfolio, Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	33,838,000,000	39,173,000,000
Credit card and other consumer | Credit Card Receivable | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	494,000,000	598,000,000
60-89 Days Past Due	341,000,000	422,000,000
90 Days or More Past Due	866,000,000	1,053,000,000
Total Past Due 30 Days or More	1,701,000,000	2,073,000,000
Total Current or Less Than 30 Days Past Due	90,178,000,000	90,265,000,000
Total Outstandings	91,879,000,000	92,338,000,000
Credit card and other consumer | Credit Card Receivable | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	49,000,000	63,000,000
60-89 Days Past Due	39,000,000	54,000,000
90 Days or More Past Due	95,000,000	131,000,000
Total Past Due 30 Days or More	183,000,000	248,000,000
Total Current or Less Than 30 Days Past Due	10,282,000,000	11,293,000,000
Total Outstandings	10,465,000,000	11,541,000,000
Percentage outstanding, Equal to Greater than 90 days past due	1.00%	1.00%
Percentage outstanding, current or less than 30 days past due	98.00%	98.00%
Credit card and other consumer | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	245,000,000	431,000,000
60-89 Days Past Due	71,000,000	175,000,000
90 Days or More Past Due	65,000,000	410,000,000
Total Past Due 30 Days or More	381,000,000	1,016,000,000
Total Current or Less Than 30 Days Past Due	80,000,000,000	81,176,000,000
Total Outstandings	80,381,000,000	82,192,000,000
Credit card and other consumer | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	11,000,000	24,000,000
60-89 Days Past Due	2,000,000	8,000,000
90 Days or More Past Due	2,000,000	20,000,000
Total Past Due 30 Days or More	15,000,000	52,000,000
Total Current or Less Than 30 Days Past Due	1,831,000,000	1,925,000,000
Total Outstandings	1,846,000,000	1,977,000,000
Credit card and other consumer | Other consumer | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	3,000,000	5,000,000
Credit card and other consumer | Dealer Financial Services Loans | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	37,700,000,000	38,500,000,000
Credit card and other consumer | Unsecured Consumed Lending Loans | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	1,500,000,000	2,700,000,000
Credit card and other consumer | Securities Based Lending Loans | Direct/Indirect Consumer | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	35,800,000,000	31,200,000,000
Credit card and other consumer | Securities Based Lending Loans | Direct/Indirect Consumer | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	4,000,000,000	4,700,000,000
Credit card and other consumer | Student Loans | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	632,000,000	4,100,000,000
Credit card and other consumer | Other Loans | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	761,000,000	1,000,000,000
Credit card and other consumer | Consumer Finance Loans | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	676,000,000	1,200,000,000
Credit card and other consumer | Consumer Leases | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	1,000,000,000	606,000,000
Credit card and other consumer | Consumer Overdrafts | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	162,000,000	176,000,000
Credit card and other consumer | Carrying Value | Credit Card Receivable | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	91,879,000,000	92,338,000,000
Credit card and other consumer | Carrying Value | Credit Card Receivable | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	10,465,000,000	11,541,000,000
Credit card and other consumer | Carrying Value | Direct/Indirect Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	80,381,000,000	82,192,000,000
Credit card and other consumer | Carrying Value | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	1,846,000,000	1,977,000,000
Commercial Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	672,000,000	693,000,000
60-89 Days Past Due	257,000,000	280,000,000
90 Days or More Past Due	742,000,000	730,000,000
Total Past Due 30 Days or More	1,671,000,000	1,703,000,000
Total Current or Less Than 30 Days Past Due	384,546,000,000	386,702,000,000
Loans and leases, measured at fair value	6,604,000,000	7,878,000,000
Total Outstandings	392,821,000,000	396,283,000,000
Commercial Portfolio Segment | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	320,000,000	363,000,000
60-89 Days Past Due	151,000,000	151,000,000
90 Days or More Past Due	318,000,000	309,000,000
Total Past Due 30 Days or More	789,000,000	823,000,000
Total Current or Less Than 30 Days Past Due	219,504,000,000	211,734,000,000
Loans and leases, measured at fair value	1,900,000,000	1,500,000,000
Total Outstandings	220,293,000,000	212,557,000,000
Commercial Portfolio Segment | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	5,000,000	103,000,000
60-89 Days Past Due	4,000,000	8,000,000
90 Days or More Past Due		17,000,000
Total Past Due 30 Days or More	9,000,000	128,000,000
Total Current or Less Than 30 Days Past Due	80,074,000,000	89,334,000,000
Loans and leases, measured at fair value	4,700,000,000	6,400,000,000
Total Outstandings	80,083,000,000	89,462,000,000
Commercial Portfolio Segment | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	138,000,000	30,000,000
60-89 Days Past Due	16,000,000	29,000,000
90 Days or More Past Due	288,000,000	243,000,000
Total Past Due 30 Days or More	442,000,000	302,000,000
Total Current or Less Than 30 Days Past Due	47,240,000,000	47,591,000,000
Total Outstandings	47,682,000,000	47,893,000,000
Commercial Portfolio Segment | Commercial Real Estate | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	45,200,000,000	46,300,000,000
Commercial Portfolio Segment | Commercial Real Estate | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	2,500,000,000	1,600,000,000
Commercial Portfolio Segment | Commercial Lease Financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	121,000,000	110,000,000
60-89 Days Past Due	41,000,000	37,000,000
90 Days or More Past Due	42,000,000	48,000,000
Total Past Due 30 Days or More	204,000,000	195,000,000
Total Current or Less Than 30 Days Past Due	24,662,000,000	25,004,000,000
Total Outstandings	24,866,000,000	25,199,000,000
Commercial Portfolio Segment | Small Business Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	88,000,000	87,000,000
60-89 Days Past Due	45,000,000	55,000,000
90 Days or More Past Due	94,000,000	113,000,000
Total Past Due 30 Days or More	227,000,000	255,000,000
Total Current or Less Than 30 Days Past Due	13,066,000,000	13,039,000,000
Commercial Portfolio Segment | Small Business Commercial | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	13,293,000,000	13,294,000,000
Commercial Portfolio Segment | Carrying Value
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	386,217,000,000	388,405,000,000
Commercial Portfolio Segment | Carrying Value | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	220,293,000,000	212,557,000,000
Commercial Portfolio Segment | Carrying Value | Non United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	80,083,000,000	89,462,000,000
Commercial Portfolio Segment | Carrying Value | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	47,682,000,000	47,893,000,000
Commercial Portfolio Segment | Carrying Value | Commercial Lease Financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	24,866,000,000	25,199,000,000
Commercial Portfolio Segment | Carrying Value | Small Business Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	13,293,000,000	13,294,000,000
Commercial Portfolio Segment | Estimate of Fair Value Measurement
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Outstandings	$ 6,604,000,000	$ 7,878,000,000